Use of estimates and critical accounting judgements - Allowances (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Trade receivables	€ 5,025	€ 4,856
Allowance for doubtful accounts as a percent of accounts receivable	2.00%	3.00%
Inventories	€ 2,936	€ 3,168
Inventory provision as a percent of inventory	15.00%	14.00%
Financial assets	€ 12,381	€ 13,035
Financial liabilities	8,896	9,498
Other provisions	1,209	1,427	€ 1,888
Level 3
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Financial liabilities	659
Level 3 | Fair value
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Financial assets	746	688
Financial liabilities	€ 659	€ 707
Percentage of total financial assets	9.00%	(8.00%)
Percentage of total financial liabilities	79.00%	78.00%
Accumulated impairment
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Trade receivables	€ 147	€ 195
Inventories	€ 505	€ 521	€ 432	€ 456